INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities

	Year Ended December 31,
	2019	2018
Net losses recognized on marketable equity securities	$(41,737)	$(111)
Less: Net (gains) losses recognized on marketable equity securities sold during the year	(3,085)	1,345

Unrealized (losses) gains recognized on marketable equity securities still held at the reporting date	$(44,822)	$1,234